Provisions - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Restructuring And Related Costs [Line Items]
Current portion of provision	¥ 508,360	¥ 443,502	¥ 471,278
Non-current portion of provision	55,969	52,199	38,748
Expense of restructuring activities	56,915	83,357	104,477
Rebates payable	293,385	266,113
Personnel costs
Schedule Of Restructuring And Related Costs [Line Items]
Expense of restructuring activities	¥ 9,683	¥ 9,420	¥ 8,091